BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 5,378	$ 5,321
Trade accounts receivable		39
Other receivables	26	9
Prepaid expenses	2	3
Inventories (Note 3)	112	252
Total current assets	5,518	5,624
Property and equipment, net (Note 4)	5	67
Total assets	5,523	5,691
Current liabilities
Trade accounts payable	1	30
Other payables and accrued expenses (Note 9)	310	497
Accrued severance pay, net (Note 5)		290
Total current liabilities	311	817
Shareholders' equity
Ordinary shares of NIS 1 par value (5,000,000 shares authorized, 2,780,707 shares issued and 2,690,857 shares outstanding as of December 31, 2012 and December 31, 2011)	790	790
Additional paid-in capital	158,111	158,111
Accumulated deficit	(143,804)	(144,142)
Total shareholders' equity (Deficiency) before reduction of treasury stock	15,097	14,759
Treasury stock, at cost: 89,850 as of December 31, 2012 and December 31, 2011	(9,885)	(9,885)
Total shareholders' equity	5,212	4,874
Total liabilities and shareholders' equity	$ 5,523	$ 5,691